ADVANCES FROM CUSTOMERS (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ADVANCES FROM CUSTOMERS
Advances from customers	$ 61,994	$ 58,676
Less: Advances from customers - short-term portion	48,786	37,192
Advances from customers - long-term portion	13,208	21,484
Customer E
ADVANCES FROM CUSTOMERS
Advances from customers	20,711	7,517
Customer F
ADVANCES FROM CUSTOMERS
Advances from customers	13,969	27,201
Customer B
ADVANCES FROM CUSTOMERS
Advances from customers	9,863	7,114
Others
ADVANCES FROM CUSTOMERS
Advances from customers	$ 17,451	$ 16,844